Share-based compensation - Changes in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units) | shares	666,256	840,772
Number of outstanding units granted (in units) | shares	32,730	39,490
Number of outstanding units exercised (in units) | shares	(129,162)	(30,151)
Number of outstanding units cancelled (in units) | shares	(12,900)	(25,100)
Number of outstanding units expired (in units) | shares	(149,237)	(158,755)
Number of outstanding units, end of period (in units) | shares	407,687	666,256
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 45.7	$ 50.61
Exercise price of outstanding units granted (in usd per unit) | $ / shares	48.49	38.79
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	37.17	34.06
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	55.70	52.34
Exercise price of outstanding units expired (in usd per unit) | $ / shares	55.66	71.10
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 44.67	$ 45.7
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units) | shares	2,380,237	2,340,490
Number of outstanding units granted (in units) | shares	266,090	338,260
Number of outstanding units exercised (in units) | shares	(290,577)	(50,623)
Number of outstanding units cancelled (in units) | shares	(21,922)	(21,460)
Number of outstanding units expired (in units) | shares	(145,469)	(226,430)
Number of outstanding units, end of period (in units) | shares	2,188,359	2,380,237
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 42.05	$ 45.43
Exercise price of outstanding units granted (in usd per unit) | $ / shares	48.49	38.79
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	35.94	33.89
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	46.45	50.98
Exercise price of outstanding units expired (in usd per unit) | $ / shares	55.82	73.13
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 42.68	$ 42.05